FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Values Of Financial Instruments [Line Items]
Impaired loans	$ 4,796	$ 5,526
Real estate acquired through foreclosure	193	2,255
Fair Value, Inputs, Level 1 [Member]
Fair Values Of Financial Instruments [Line Items]
Impaired loans	0	0
Real estate acquired through foreclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Values Of Financial Instruments [Line Items]
Impaired loans	0	0
Real estate acquired through foreclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Values Of Financial Instruments [Line Items]
Impaired loans	4,796	5,526
Real estate acquired through foreclosure	$ 193	$ 2,255